Cash At Bank And Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash At Bank And Restricted Cash
16.	Cash at bank and restricted cash

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Bank deposits	43,939,270	39,695,914	29,704,108
Balances with central banks	—	—	199,738

	43,939,270	39,695,914	29,903,846

Demand deposits
RMB	24,567,031	16,536,293	9,198,107
USD	1,985,271	347,388	107,353
HKD	13,586	23,809	232,442
IDR	15,450	11,115	39,309

	26,581,338	16,918,605	9,577,211

Time deposits
RMB	17,248,631	22,672,430	19,695,362
USD	—	—	66,962
IDR	111,416	108,672	64,870
HKD	—	—	502,569

	17,360,047	22,781,102	20,329,763
Less: Provision for impairment losses	(2,115)	(3,793)	(3,128)

	43,939,270	39,695,914	29,903,846

	December 31, 2022	December 31, 2023	December 31, 2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Restricted cash
Cash from consolidated trust plans (a)	23,568,112	11,072,883	11,992,759
Deposits for borrowings (b)	1,478,504	507,613	—
Deposits held on behalf of platform investors (c)	702,018	616,000	757,039
Others	1,338,087	1,220,119	1,382,236

	27,086,721	13,416,615	14,132,034

(a)
Cash from consolidated structured entities is the cash held by the Group’s consolidated structured entities either received from investors for upcoming investment in retail credit business or investors’ funds whose withdrawal is in processing due to settlement time.

(b)	Deposits for borrowings are pledges for secured borrowings (refer to Note 30(a)).
(c)	As of December 31, 2022, 2023 and 2024, deposits held on behalf of platform investors represents funds received from platform investors whose withdraw is in processing due to settlement time.